Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Summary of Disclosure of Information about Key Management Personnel

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Short term employee benefits	21	16	10
Restricted Stock Units ("RSUs") Awards	7	4	4
Post-employment pension and medical benefits	—	—	—
Other long-term benefits	2	—	—
Termination benefits	1	—	—
	31	20	14